Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Prudential Jennison Mid-Cap Growth Fund, Inc.
Entity Central Index Key	0001022624
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Oct. 30, 2025